TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of components of the Group's (loss)/income before income tax expense

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands, except for percentages)
Income before income tax expense	474,579	2,109,528	2,706,511
(Loss)/income from non-China operations	(11,125)	(13,479)	41,461
Income from China operations	485,704	2,123,007	2,665,050
Income tax expense applicable to China operations	234,227	132,222	411,959
Effective tax rate for China operations	48.2%	6.2%	15.5%

Schedule of current and deferred portion of income tax expense of the Company's China subsidiaries, VIEs, and subsidiaries of the VIEs

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Current income tax expense	230,663	74,046	352,036
Deferred income tax expense	3,564	58,176	59,923
Income tax expense	234,227	132,222	411,959

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for the Group's China operations

	For the Year Ended December 31,
	2017	2018	2019
Statutory EIT rate	25.0%	25.0%	25.0%
Change of tax position*	—	(3.7)%	—
Effect of tax holidays	(12.3)%	(7.0)%	(9.0)%
Tax effect of non-deductible expense	(0.1)%	(0.5)%	(0.5)%
Changes in valuation allowance*	35.6%	(7.6)%	— **
Effective tax rate for China operations	48.2%	6.2%	15.5%
*

The Group’s PRC subsidiaries completed 2017 annual tax filings with relevant tax authorities in May 2018. The tax filing results provided additional insights as to the pre-tax deduction of qualified provision for credit losses of financing receivables. Accordingly, current income tax liability of RMB78.0 million and valuation allowance of RMB114.7 million recognized as of December 31, 2017 in relation to the Group’s provision for credit losses of financing receivables were reversed in 2018.

**	Less than 0.1%.

Schedule of effect of tax holiday related to China operations

	For the Year Ended December 31,
	2017	2018	2019
	(In thousands, except for per share data)
Tax holiday effect	59,877	148,350	239,732
Basic net income per share effect	0.53	0.44	0.67
Diluted net income per share effect	0.43	0.41	0.64

Schedule of components of the deferred tax assets and liabilities

	As of December 31,
	2018	2019
	(RMB in thousands)
Deferred tax assets
—Provision for credit losses	86,900	93,386
—Net operating loss carryforwards	8,642	8,648
—Guarantee liabilities and other accrued expenses	5,841	406,973
—Advertising expenses in excess of deduction limit	—	73,970
Less: valuation allowance	(6,785)	(6,662)
Total deferred tax assets	94,598	576,315
Net deferred tax assets	94,598	157,138

The components of the deferred tax liabilities are as follows:

	As of December 31,
	2018	2019
	(RMB in thousands)
Deferred tax liabilities
—Contract assets and receivables	187,183	728,823
Total deferred tax liabilities	187,183	728,823
Net deferred tax liabilities	187,183	309,646

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Balances at beginning of the year	(76,526)	(246,508)	(6,785)
Additions	(175,849)	(5,245)	(4,255)
Reversals	5,867	244,968	4,378
Balances at end of the year	(246,508)	(6,785)	(6,662)